Income Taxes Provision Benefit Table (Details) - Orbitz - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Entity Information [Line Items]
Current Federal And State Tax Expense (Benefit)					$ 272
Current Foreign Tax Expense (Benefit)					1,775
Current Income Tax Expense (Benefit)					2,047
Deferred Federal And State Tax Expense (Benefit)					22,910
Deferred Foreign Income Tax Expense (Benefit)					2,324
Deferred income taxes					25,234
Provision for income taxes	$ 3,444	$ 5,794	$ 2,801	$ 13,048	$ 27,281